Acquisitions (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended				0 Months Ended			12 Months Ended	0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014	Jan. 13, 2012 Mid-Michigan Assets Acquisition item	Aug. 19, 2011 Mid-Michigan Assets Acquisition	Aug. 16, 2011 Mid-Michigan Assets Acquisition	Dec. 31, 2013 Mid-Michigan Assets Acquisition	Jan. 13, 2012 Mid-Michigan Assets Acquisition Existing revolving credit facility	Jan. 13, 2012 Mid-Michigan Assets Acquisition New revolving credit facility
Acquisitions
Cash purchase price					$ 55.0		$ 55.0
Escrow deposit		(5.8)	5.8			5.8
Amount borrowed									20.0	40.0
Number of customers served by acquired entity					32,000
Number of homes served by acquired entity					85,000
Preliminary purchase price and fair value of assets acquired and liabilities assumed
Cash and cash equivalents					10.3
Working capital acquired					2.0
Plant, property and equipment					15.0
Franchise operating rights					16.9
Goodwill	496.5	492.0	12.9	496.5	21.3
Intangible assets subject to amortization					1.9
Unearned service revenue					(2.1)
Fair value of assets acquired, net of liabilities assumed					65.3
Cash and cash equivalents acquired					(10.3)
Total purchase price					$ 55.0		$ 55.0
Estimated Useful Life	4 years							4 years